INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
INCOME TAX EXPENSE
INCOME TAX EXPENSE
15.	INCOME TAX EXPENSE

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2024	2023
Current tax expense
Current period	$376.3	$149.0
Settlement or adjustment for prior periods	(1.1)	0.3

Deferred tax expense
Origination and reversal of temporary differences	115.8	56.4
Settlement or adjustment for prior periods	(32.6)	57.3
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Change in unrecognized deferred tax assets	46.8	21.4
Total tax expense	$487.4	$293.2

The following table reconciles the expected income tax expense calculated at the combined Canadian federal and provincial statutory income tax rates to the income tax expense in the consolidated statements of operations:

	Years ended December 31,
	2024	2023
Earnings before income tax	$1,481.4	$708.6
Statutory Rate	26.5%	26.5%
Expected income tax expense	$392.6	$187.8

Increase (decrease) resulting from:
Foreign exchange on deferred income taxes within income tax expenses	86.4	29.3
Change in unrecognized deferred tax assets	46.8	21.4
Mining and state taxes	36.6	6.2
Difference in foreign tax rates	15.4	20.9
Tax on (recovery from) repatriation of foreign earnings	6.0	(18.2)
True-up of prior provisions to tax filings	2.6	3.6
Tax impact on non-controlling interest	(9.7)	—
Percentage of depletion	(11.7)	(12.9)
Change in unrecognized deferred tax assets from impairment (reversal) charges	(17.8)	8.8
Net accounting expenses (income) not deductible (taxable) for tax	(21.8)	19.8
Change in income tax related uncertain tax positions	(35.5)	22.3
Other	(2.5)	4.2
Income tax expense	$487.4	$293.2

i.	Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2024	2023
Deferred tax assets
Reclamation and remediation obligations	$116.6	$105.9
Accrued expenses and other	93.8	63.5
Property, plant and equipment	4.8	5.8
Losses	0.7	8.0
	215.9	183.2
Deferred tax liabilities
Property, plant and equipment	694.2	581.1
Inventory capitalization	65.3	36.7
Reclamation and remediation obligations	0.1	2.6
	$759.6	$620.4
Deferred tax liabilities - net	$543.7	$437.2

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The following table summarizes the movement in net deferred tax liabilities:

	December 31,	December 31,
	2024	2023
Balance at the beginning of the period	$437.2	$296.9
Recognized in the statement of operations	112.2	143.9
Recognized in OCI	(5.3)	(3.6)
Other	(0.4)	—
Balance at the end of the period	$543.7	$437.2

ii.	Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2024 is $7,258.9 million (December 31, 2023 - $6,490.3 million).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2024	2023
Deductible temporary differences	$775.7	$736.7
Tax losses	$467.6	$469.6

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.	Non-capital losses (not recognized)

The following table summarizes the Company’s operating losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$1,352.8	2027 - 2044
United States(a)	Net operating losses	259.0	2025-2026 & No expiry
Chile	Net operating losses	133.3	No expiry
Brazil	Net operating losses	1.7	No expiry
Mauritania	Net operating losses	13.1	2025 - 2029
Luxembourg	Net operating losses	31.0	Various
Other	Net operating losses	52.2	Various
(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.

Global minimum top-up tax

The Global Minimum Tax Act (“GMTA”) was enacted in Canada on June 20, 2024. The GMTA includes a 15% global minimum tax (“top-up tax”) that applies to large multinational enterprise groups with global consolidated revenues over €750 million. As a result, the Company was subject to the top-up tax rules for its 2024 taxation year. The GMTA did not have a material impact on the Company in 2024, as none of the Company’s jurisdictions were subject to any material top up tax amounts for 2024.

In accordance with the amendments to IAS 12 “Income Taxes” issued by the IASB on May 23, 2023, the Company has applied a temporary mandatory exception from deferred tax accounting for the impacts of the top-up tax and will account for it as a current tax when incurred.